Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6.   Stock-Based Compensation

During 2001, Pipex Therapeutics’ board of directors and stockholders adopted the 2001 Stock Incentive Plan (the “2001 Stock Plan”). This plan was assumed by Pipex in the October 2006 merger with Sheffield. As of the date of the merger, there were 1,489,353 options issued and outstanding under the 2001 plan. The total number of shares of stock with respect to which stock options and stock appreciation rights may be granted to any one employee of the Company or a subsidiary during any one-year period under the 2001 plan shall not exceed 250,000. All awards pursuant to the 2001 Stock Plan shall terminate upon the termination of the grantee’s employment for any reason. Awards include options, restricted shares, stock appreciation rights, performance shares and cash-based awards (the “Awards”). The 2001 Stock Plan contains certain anti-dilution provisions in the event of a stock split, stock dividend or other capital adjustment, as defined in the plan. The 2001 Stock Plan provides for a Committee of the Board to grant awards and to determine the exercise price, vesting term, expiration date and all other terms and conditions of the awards, including acceleration of the vesting of an award at any time. As of March 31, 2012, there were 1,066,007 options issued and outstanding under the 2001 Stock Plan.

On March 20, 2007, the Company’s board of directors approved the Company’s 2007 Stock Incentive Plan (the “2007 Stock Plan”) for the issuance of up to 2,500,000 shares of common stock to be granted through incentive stock options, nonqualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other stock-based awards to officers, other employees, directors and consultants of the Company and its subsidiaries. This plan was approved by stockholders on November 2, 2007. The exercise price of stock options under the 2007 Stock Plan is determined by the compensation committee of the Board of Directors, and may be equal to or greater than the fair market value of the Company’s common stock on the date the option is granted. The total number of shares of stock with respect to which stock options and stock appreciation rights may be granted to any one employee of the Company or a subsidiary during any one-year period under the 2001 plan shall not exceed 250,000. Options become exercisable over various periods from the date of grant, and generally expire ten years after the grant date. As of March 31, 2012, there are 1,031,394 options issued and outstanding under the 2007 Stock Plan.

On November 2, 2010, the board of directors and stockholders adopted the 2010 Stock Incentive Plan (“2010 Stock Plan”) for the issuance of up to 3,000,000 shares of common stock to be granted through incentive stock options, nonqualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other stock-based awards to officers, other employees, directors and consultants of the Company and its subsidiaries. The exercise price of stock options under the 2010 Stock Plan is determined by the compensation committee of the Board of Directors, and may be equal to or greater than the fair market value of the Company’s common stock on the date the option is granted. Options become exercisable over various periods from the date of grant, and generally expire seven to ten years after the grant date. As of March 31, 2012, there are 1,746,064 options issued and outstanding under the 2010 Stock Plan.

In the event of an employee’s termination, the Company will cease to recognize compensation expense for that employee. There is no deferred compensation recorded upon initial grant date, instead, the fair value of the stock-based payment is recognized ratably over the stated vesting period.

The Company has applied fair value accounting for all stock-based payment awards since inception. The fair value of each option or warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the months ended March 31, 2012 and 2011 are as follows:

	Three Months Ended March 31,
	2012	2011
Exercise price	$1.14 – $2.47	$1.21 – $2.22
Expected dividends	0%	0%
Expected volatility	108% – 174%	185% – 188%
Risk free interest rates	0.37% – 1.98%	2.81% – 3.58%
Expected life options	10 years	5 years – 7 years
Expected forfeitures	0%	0%

The Company records stock-based compensation based upon the stated vested provisions in the related agreements, with recognition of expense recorded on the straight line basis over the term of the related agreement. The vesting provisions for these agreements have various terms as follows:

●	immediate vesting,
●	one-half vesting immediately and the remainder over three years

●	monthly over three years,
●	quarterly over three years,
●	annually over three years,
●	one-third immediate vesting and remaining annually over two years,
●	one-eighth immediate vesting with remaining vesting over two years,
●	one-half immediate vesting with remaining vesting over nine months; and
●	one quarter immediate vesting with the remaining over three years.

During the three months ended March 31, 2012, the Company granted 1,300,000 options to employees and consultants having a fair value of approximately $3 million based upon the Black-Scholes option pricing model.  During the same period of 2011, the Company granted 324,502 options to employees having a fair value of approximately $433,000 based upon the Black-Scholes option pricing model.

A summary of stock option activities as of March 31, 2012, and for the year ended December 31, 2011, is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2010	2,539,091	$1.32
Granted	557,002	1.26
Exercised	(23,333)	0.57
Forfeited or expired	(93,750)	0.59
Balance – December 31, 2011	2,979,010	1.34
Granted	1,300,000	2.35
Exercised	(289,343)	0.23
Forfeited or expired	(146,202)	0.80
Balance – March 31, 2012 – outstanding	3,843,465	$1.79	7.18 years	$2,230,000

Balance – March 31, 2012 – exercisable	2,323,320	$1.62	5.73 years	$1,814,000

The options outstanding and exercisable as of March 31, 2012, are as follows:

Options Outstanding				Options Exercisable
		Weighted	Weighted Average		Weighted	Weighted Average
Range of		Average	Remaining		Average	Remaining
Exercise Price	Options	Exercise Price	Contractual Life	Options	Exercise Price	Contractual Life
$0.09 - $4.57	3,753,466	$1.69	7.29 years	2,233,321	$1.44	5.86 years
$4.58 - $9.05	89,999	5.93	2.51 years	89,999	5.93	2.51 years
$0.09 - $9.05	3,843,465	$1.79	7.18 years	2,323,320	$1.62	5.73 years

The options outstanding and exercisable as of March 31, 2011, are as follows:

Options Outstanding				Options Exercisable
		Weighted	Weighted Average		Weighted	Weighted Average
Range of		Average	Remaining		Average	Remaining
Exercise Price	Options	Exercise Price	Contractual Life	Options	Exercise Price	Contractual Life
$0.09 - $4.57	2,721,921	$1.22	6.75 years	2,183,073	$1.32	6.27 years
$4.58 - $9.05	89,999	5.93	3.51 years	89,999	5.93	3.51 years
$0.09 - $9.05	2,811,926	$1.37	6.65 years	2,273,072	$1.50	6.16 years

Options of Subsidiary

During 2004 and 2007, CD4 granted 30,000 options. On August 5, 2009, 10,000 of these options expired. As of March 31, 2012, a total of 20,000 options were outstanding and exercisable with an exercise price of $0.20 and a remaining contractual life of 0.12 years.

As of March 31, 2012, Epitope has 50,000 options outstanding and 20,000 options exercisable with an exercise price of $0.001 and a remaining contractual life of 6.25 years.  These options were granted during 2008, vest annually over 5 years, and have a fair value of $50, which was determined using the Black-Scholes model with the following assumptions: expected dividend yield of 0%; expected volatility of 200%, risk free interest rate of 2.47% and an expected life of 10 years.

5.	Stock-Based Compensation

Stock Incentive Plan

During 2001, the Company’s Board of Directors and stockholders adopted the 2001 Stock Incentive Plan (the “2001 Stock Plan”). As of the date of the merger, there were 1,489,353 options issued and outstanding under the 2001 plan. The total number of shares of stock with respect to which stock options and stock appreciation rights may be granted to any one employee of the Company or a subsidiary during any one-year period under the 2001 Stock Plan shall not exceed 250,000. All awards pursuant to the 2001 Stock Plan shall terminate upon the termination of the grantee’s employment for any reason. Awards include options, restricted shares, stock appreciation rights, performance shares and cash-based awards (the “Awards”). The 2001 Stock Plan contains certain anti-dilution provisions in the event of a stock split, stock dividend or other capital adjustment, as defined in the plan. The 2001 Stock Plan provides for a Committee of the Board to grant awards and to determine the exercise price, vesting term, expiration date and all other terms and conditions of the awards, including acceleration of the vesting of an award at any time. As of December 31, 2011, there were 1,320,354 options issued and outstanding under the 2001 Stock Plan.

On March 20, 2007, the Company’s Board of Directors approved the 2007 Stock Incentive Plan (the “2007 Stock Plan”) for the issuance of up to 2,500,000 shares of common stock to be granted through incentive stock options, nonqualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other stock-based awards to officers, other employees, directors and consultants of the Company and its subsidiaries. This plan was approved by stockholders on November 2, 2007. The exercise price of stock options under the 2007 Stock Plan is determined by the compensation committee of the Board of Directors, and may be equal to or greater than the fair market value of the Company’s common stock on the date the option is granted. The total number of shares of stock with respect to which stock options and stock appreciation rights may be granted to any one employee of the Company or a subsidiary during any one-year period under the 2001 plan shall not exceed 250,000. Options become exercisable over various periods from the date of grant, and generally expire ten years after the grant date. As of December 31, 2011, there are 1,201,156 options issued and outstanding under the 2007 Stock Plan.

On November 2, 2010, the Board of Directors and stockholders adopted the 2010 Stock Incentive Plan (“2010 Stock Plan”) for the issuance of up to 3,000,000 shares of common stock to be granted through incentive stock options, nonqualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other stock-based awards to officers, other employees, directors and consultants of the Company and its subsidiaries. The exercise price of stock options under the 2010 Stock Plan is determined by the compensation committee of the Board of Directors, and may be equal to or greater than the fair market value of the Company’s common stock on the date the option is granted. Options become exercisable over various period from the date of grant, and generally expire ten years after the grant date. As of December 31, 2011, there are 457,500 options issued and outstanding under the 2010 Stock Plan.

In the event of an employee’s termination, the Company will cease to recognize compensation expense for that employee. There is no deferred compensation recorded upon initial grant date, instead, the fair value of the stock-based payment is recognized ratably over the stated vesting period.

The Company has applied fair value accounting for all share based payment awards since inception. The fair value of each option or warrant granted is estimated on the date of grant using the Black-Scholes option pricing model. The Black-Scholes assumptions used in the years ended December 31, 2011 and 2010 are as follows:

	Year ended December 31,
	2011	2010
Exercise price	$0.49 - $2.22	$0.56 - $0.87
Expected dividends	0%	0%
Expected volatility	175% - 188%	187% - 207%
Risk fee interest rate	1.30% - 3.58%	2.54% - 3.63%
Expected life of option	5 - 7 years	10 years
Expected forfeitures	0%	0%

The Company records stock-based compensation based upon the stated vested provisions in the related agreements, with recognition of expense recorded on the straight line basis over the term of the related agreement. The vesting provisions for these agreements have various terms as follows:

•	immediate vesting,
•	half vesting immediately and the remainder over three years,
•	quarterly over three years,
•	annually over three years,
•	one-third immediate vesting and remaining annually over two years,
•	one half immediate vesting with remaining vesting over nine months,
•	one quarter immediate vesting with the remaining over three years
•	one quarter immediate vesting with the remaining over 33 months; and
•	monthly over three years.

During 2011, the Company granted 557,002 options to employees and consultants having an approximate fair value of $609,000 based upon the Black-Scholes option pricing model.  During 2010, the Company granted 743,332 options to employees and consultants having an approximate fair value of $597,000 based upon the Black-Scholes option pricing model.

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Balance – December 31, 2009	2,561,332	$1.26	7.16 years	$304,000
Granted	743,332	$0.80
Exercised	(255,954)	$0.44
Forfeited	(509,619)	$0.69
Balance – December 31, 2010	2,539,091	$1.32	6.97 years	$1,028,000
Granted	557,002	$1.26
Exercised	(23,333)	$0.57
Forfeited	(93,750)	$0.59
Balance – December 31, 2011 – outstanding	2,979,010	$1.34	6.01 years	$-
Balance – December 31, 2011 – exercisable	2,454,607	$1.46	5.62 years	$-

Grant date fair value of options granted – 2011		$609,000
Weighted average grant date fair value – 2011		$1.09
Grant date fair value of options granted – 2010		$597,000
Weighted average grant date fair value – 2010		$0.80
Outstanding options held by related parties – 2011		1,283,160
Exercisable options held by related parties – 2011		1,070,660
Outstanding options held by related parties – 2010		1,083,160
Exercisable options held by related parties – 2010		858,160

The options outstanding and exercisable at December 31, 2011 are as follows:

Options Outstanding				Options Exercisable
		Weighted	Weighted Average		Weighted	Weighted Average
Range of		Average	Remaining		Average	Remaining
Exercise Price	Options	Exercise Price	Contractual Life	Options	Exercise Price	Contractual Life
$0.09 - $4.57	2,889,011	$1.20	6.11 years	2,364,608	$1.29	5.72 years
$4.58 - $9.05	89,999	$5.93	2.76 years	89,999	$5.93	2.76 years
$0.09 - $9.05	2,979,010	$1.34	6.01 years	2,454,607	$1.46	5.62 years

The options outstanding and exercisable at December 31, 2010 are as follows:

Options Outstanding				Options Exercisable
		Weighted	Weighted Average		Weighted	Weighted Average
Range of		Average	Remaining		Average	Remaining
Exercise Price	Options	Exercise Price	Contractual Life	Options	Exercise Price	Contractual Life
$0.09 - $4.57	2,449,092	$1.16	7.09 years	1,900,445	$1.28	6.47 years
$4.58 - $9.05	89,999	$5.93	3.76 years	89,999	$5.93	3.76 years
$0.09 - $9.05	2,539,091	$1.32	6.97 years	1,990,444	$1.48	6.35 years

The following is a summary of the Company’s non-vested stock options at December 31, 2011:

		Weighted Average
	Unvested	Grant
	Stock Options	Date Fair Value
Non-vested – December 31, 2010	548,647	$0.77
Granted	557,002	1.09
Vested/Exercised	(528,017)	1.07
Forfeited/Cancelled	(53,229)	0.57
Non-vested – December 31, 2011	524,403	$0.82
Weighted average remaining period for vesting	1.67 years

Stock Warrants and Derivative Liabilities

On July 2, 2010, the Company entered into a Common Stock Purchase Agreement with a single investor. As part of this agreement, the Company issued warrants to purchase 60,606 shares of common stock to the placement agent, or its permitted assigns. The warrants have an exercise price of $1.32 and a life of 5 years. The warrants vested on January 1, 2011 and expire December 31, 2015. Since these warrants were granted as part of an equity raise, the Company has treated them as a direct offering cost. The result of the transaction has no affect to equity. As of December 31, 2011, 30,303 of these warrants remained outstanding.

On January 28, 2011, the Company entered into a Common Stock Purchase Agreement with three institutional investors. As part of this agreement, the Company issued warrants to purchase 1,428,572 shares of common stock. Each warrant was exercisable for thirteen months at $2.00 per share and subsequently exchanged for new warrants with substantially the same terms as the original warrants except that the expiration date was extended for two months. The original warrants had an anti-dilution price protection feature; if the Company issues securities at a price per share that is less than $2.00 per share, the warrant holders will be ratcheted down to the lower offering price. However, the Company had instituted a floor price of $1.40 per share in connection with the price protection.

On April 6, 2011, the Company entered into another Common Stock Purchase Agreement that triggered the ratchet provision and re-set the price of these warrants to $1.40 per share. Due to the re-set to the floor price, the warrant liability was marked-to-market and reclassified to additional paid-in capital since it ceased to contain the provisions of a derivative liability. As of December 31, 2011, all of these warrants remained outstanding.

The warrants were initially recorded as liabilities at their estimated fair value on the commitment date, which was $716,000 with subsequent changes in estimated fair value recorded as a warrant expense in the Company’s statement of operations at each subsequent reporting period. On April 6, 2011, the fair value of the warrant liability was $1.5 million, which represented an increase in fair value of $765,000. The fair value was measured using the Black-Scholes valuation model. The assumptions used by the Company are summarized in the following table:

		Remeasurement
	Commitment	Date
	Date	April 6, 2011
Closing stock price	$1.39	$2.08
Expected dividend rate	0%	0%
Expected stock price volatility	117.1%	104.6%
Risk free interest rate	0.28%	0.29%
Expected life (years)	1.08	0.85

On August 10, 2011, the Company entered into an agreement to exchange the warrants issued in connection with the January 28, 2011 financing for new warrants with substantially the same terms as the original warrants except that in the new warrants the expiration date was extended by two months.

On April 6, 2011, the Company entered into a Common Stock Purchase Agreement with an institutional investor. As part of this agreement, the Company issued a warrant to purchase 844,391 shares of common stock. The warrant was initially exercisable for thirteen months at $2.0725 per share. The warrant had an anti-dilution price protection feature; that provided if the Company issues securities at a price per share that is less than $2.0725 per share, the exercise price of the warrant will be ratcheted down to the lower offering price. On July 28, 2011, the warrant was exchanged for a new warrant with substantially similar terms except that in the new warrant (i) the anti-dilution price protection was eliminated, (ii) the exercise price was lowered to $1.00, (iii) the expiration date was extended for an additional three months to August 12, 2012, and (iv) the warrant’s initial exercise date was changed to January 2012. Due to this warrant exchange, the warrant liability was marked-to-market and reclassified to additional paid-in capital since it ceased to contain the provisions of a derivative liability. As of December 31, 2011, all of these warrants remained outstanding.

The warrant is initially recorded as a liability at its estimated fair value on the commitment date, which was $776,000 with subsequent changes in estimated fair value recorded as a warrant expense in the Company’s statement of operations at each subsequent period. On July 28, 2011, the fair value of the warrant liability was $253,000, which represented a decrease in fair value of $523,000. The fair value is measured using the Black-Scholes valuation model. The assumptions used by the Company are summarized in the following table:

		Remeasurement
	Commitment	Date
	Date	July 28, 2011
Closing stock price	$2.08	$0.84
Expected dividend rate	0%	0%
Expected stock price volatility	112.1%	105.6%
Risk free interest rate	0.29%	0.21%
Expected life (years)	1.08	1.04

The following table summarizes the estimated fair value of the warrant liabilities (in thousands):

Balance at December 31, 2010	$-
Warrant liability	1,492
Change in fair value of warrant liability	242
Reclassification to additional paid-in capital	(1,734)
Balance at December 31, 2011	$-

A summary of warrant activity for the Company for the year ended December 31, 2010 and for the year ended December 31, 2011 is as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Balance at December 31, 2009	1,070,472	$3.27
Granted	60,606	1.32
Exercised	-	-
Forfeited	-	-
Balance as December 31, 2010	1,131,078	3.49
Granted	2,272,963	1.25
Exercised	(15,615)	1.03
Forfeited	(129,240)	2.08
Balance as December 31, 2011	3,259,186	$1.95

A summary of all outstanding and exercisable warrants as of December 31, 2011 is as follows:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$1.00	844,391	844,391	0.61 years	$219,000
$1.32	30,303	30,303	4.00 years	-
$1.40	1,428,572	1,428,572	0.33 years	-
$2.22	517,257	517,257	4.91 years	-
$3.30	61,207	61,207	3.41 years	-
$3.75	50,000	50,000	4.13 years	-
$6.36	327,456	327,456	0.86 years	-
$1.95	3,259,186	3,259,186	1.33 years	$219,000

Options of Subsidiaries

As of December 31, 2011, CD4 Biosciences, Inc., a majority-owned subsidiary of Synthetic Biologics, has a total of 20,000 stock options outstanding and exercisable.  These stock options have an exercise price of $0.20 and a remaining contractual life of 0.37 years.

As of December 31, 2011, Epitope, a majority-owned subsidiary of Synthetic Biologics, has 50,000 stock options outstanding and 20,000 stock options exercisable. These stock options have an exercise price of $0.001 and a remaining contractual life of 6.50 years.